UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: 11/30/16_

Item 1. Schedule of Investments.

Templeton Global Income Fund

Statement of Investments, November 30, 2016 (unaudited)

	Principal Amount*			Value
Foreign Government and Agency Securities 72.0%
Argentina 3.7%
Argentine Bonos del Tesoro,
18.20%, 10/03/21	224,189,000		ARS	$14,176,765
16.00%, 10/17/23	56,207,000		ARS	3,450,421
senior note, 15.50%, 10/17/26	296,433,000		ARS	18,130,402
				35,757,588
Brazil 12.4%
Letra Tesouro Nacional, Strip,
1/01/19	23,180	[a]	BRL	5,457,212
7/01/19	11,330	[a]	BRL	2,527,052
Nota Do Tesouro Nacional,
10.00%, 1/01/21	65,655	[a]	BRL	18,397,030
10.00%, 1/01/23	5,510	[a]	BRL	1,505,767
10.00%, 1/01/25	78,513	[a]	BRL	21,156,626
10.00%, 1/01/27	28,973	[a]	BRL	7,717,720
[b] Index Linked, 6.00%, 5/15/17	231	[a]	BRL	200,550
[b] Index Linked, 6.00%, 5/15/19	3,255	[a]	BRL	2,824,817
[b] Index Linked, 6.00%, 8/15/22	24,329	[a]	BRL	20,956,375
[b] Index Linked, 6.00%, 5/15/23	12,641	[a]	BRL	10,940,443
[b] Index Linked, 6.00%, 8/15/24	6,860	[a]	BRL	5,935,328
[b] Index Linked, 6.00%, 8/15/50	23,895	[a]	BRL	20,765,008
				118,383,928
Colombia 3.4%
Government of Colombia, senior bond,
7.75%, 4/14/21	983,000,000		COP	334,780
4.375%, 3/21/23	149,000,000		COP	42,041
9.85%, 6/28/27	237,000,000		COP	90,187
Titulos de Tesoreria,
B, 7.75%, 9/18/30	42,526,700,000		COP	14,087,607
senior bond, B, 11.25%, 10/24/18	2,117,000,000		COP	744,441
senior bond, B, 11.00%, 7/24/20	1,144,000,000		COP	421,766
senior bond, B, 7.00%, 5/04/22	2,218,000,000		COP	726,292
senior bond, B, 10.00%, 7/24/24	11,381,000,000		COP	4,315,453
senior bond, B, 7.50%, 8/26/26	24,039,300,000		COP	7,943,719
senior bond, B, 6.00%, 4/28/28	13,165,000,000		COP	3,781,781
senior note, B, 7.00%, 9/11/19	1,258,000,000		COP	412,773
				32,900,840
India 4.6%
Government of India,
senior bond, 7.80%, 5/03/20	231,200,000		INR	3,541,172
senior bond, 8.35%, 5/14/22	68,200,000		INR	1,085,316
senior bond, 9.15%, 11/14/24	387,000,000		INR	6,530,194
senior bond, 8.33%, 7/09/26	476,000,000		INR	7,796,546
senior bond, 8.15%, 11/24/26	104,000,000		INR	1,694,500
senior note, 7.28%, 6/03/19	9,000,000		INR	134,996
senior note, 8.12%, 12/10/20	206,600,000		INR	3,221,442
senior note, 7.80%, 4/11/21	639,700,000		INR	9,891,326
senior note, 7.16%, 5/20/23	42,900,000		INR	654,016
senior note, 8.83%, 11/25/23	579,400,000		INR	9,580,900
				44,130,408
Indonesia 9.2%
Government of Indonesia,
6.125%, 5/15/28	3,157,000,000		IDR	196,839
FR34, 12.80%, 6/15/21	64,492,000,000		IDR	5,594,397
FR35, 12.90%, 6/15/22	42,438,000,000		IDR	3,788,966
FR36, 11.50%, 9/15/19	32,651,000,000		IDR	2,627,958
FR43, 10.25%, 7/15/22	4,826,000,000		IDR	390,816
FR48, 9.00%, 9/15/18	4,494,000,000		IDR	338,483
FR52, 10.50%, 8/15/30	3,390,000,000		IDR	294,103

Quarterly Statement of Investments | See Notes to Statement of Investments.

Templeton Global Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)
senior bond, 9.00%, 3/15/29	45,298,000,000		IDR	3,542,956
senior bond, 8.75%, 5/15/31	39,064,000,000		IDR	3,025,101
senior bond, FR31, 11.00%, 11/15/20	145,557,000,000		IDR	11,824,992
senior bond, FR39, 11.75%, 8/15/23	2,703,000,000		IDR	236,843
senior bond, FR42, 10.25%, 7/15/27	3,595,000,000		IDR	302,943
senior bond, FR44, 10.00%, 9/15/24	1,618,000,000		IDR	131,923
senior bond, FR46, 9.50%, 7/15/23	49,800,000,000		IDR	3,941,008
senior bond, FR47, 10.00%, 2/15/28	1,052,000,000		IDR	87,909
senior bond, FR53, 8.25%, 7/15/21	144,200,000,000		IDR	10,783,752
senior bond, FR56, 8.375%, 9/15/26	320,919,000,000		IDR	24,153,295
senior bond, FR59, 7.00%, 5/15/27	11,689,000,000		IDR	804,279
senior bond, FR61, 7.00%, 5/15/22	13,189,000,000		IDR	936,684
senior bond, FR63, 5.625%, 5/15/23	16,137,000,000		IDR	1,050,795
senior bond, FR70, 8.375%, 3/15/24	149,967,000,000		IDR	11,231,614
senior note, FR66, 5.25%, 5/15/18	5,394,000,000		IDR	386,067
senior note, FR69, 7.875%, 4/15/19	28,078,000,000		IDR	2,073,866
				87,745,589
Malaysia 1.9%
Government of Malaysia,
senior bond, 3.814%, 2/15/17	10,700,000		MYR	2,398,659
senior bond, 4.24%, 2/07/18	10,828,000		MYR	2,443,840
senior note, 3.394%, 3/15/17	11,592,000		MYR	2,596,598
senior note, 4.012%, 9/15/17	17,322,000		MYR	3,896,674
senior note, 3.314%, 10/31/17	16,782,000		MYR	3,753,141
senior note, 3.26%, 3/01/18	14,651,000		MYR	3,268,197
				18,357,109
Mexico 12.9%
Government of Mexico,
7.75%, 12/14/17	10,748,940	[c]	MXN	53,211,326
M, 4.75%, 6/14/18	2,524,900	[c]	MXN	11,991,190
senior note, 8.50%, 12/13/18	6,517,200	[c]	MXN	32,889,245
senior note, M, 5.00%, 12/11/19	5,074,300	[c]	MXN	23,575,061
[d] Mexican Udibonos, Index Linked,
3.50%, 12/14/17	220,343	[e]	MXN	1,088,588
4.00%, 6/13/19	128,137	[e]	MXN	641,431
2.50%, 12/10/20	101,051	[e]	MXN	483,460
				123,880,301
Peru 3.1%
Government of Peru, senior bond, 7.84%, 8/12/20	93,349,000		PEN	29,648,332

Philippines 1.5%
Government of the Philippines, senior note,
5.875%, 1/31/18	1,480,000		PHP	30,414
3.375%, 8/20/20	9,870,000		PHP	194,378
3-21, 2.875%, 5/22/17	15,570,000		PHP	313,651
5-72, 2.125%, 5/23/18	82,557,000		PHP	1,634,523
7-51, 5.00%, 8/18/18	11,330,000		PHP	231,933
7-56, 3.875%, 11/22/19	578,780,000		PHP	11,667,008
				14,071,907
Poland 0.0%†
[f] Government of Poland, FRN, 1.79%, 1/25/21	1,764,000		PLN	411,773

Portugal 0.9%
[g] Government of Portugal, 144A, 5.125%, 10/15/24	8,410,000			8,142,982

South Africa 0.3%
Government of South Africa,
8.00%, 1/31/30	13,880,000		ZAR	880,838
7.00%, 2/28/31	2,840,000		ZAR	163,531
8.25%, 3/31/32	9,730,000		ZAR	619,322
8.875%, 2/28/35	8,670,000		ZAR	573,054

Templeton Global Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)

R186, 10.50%, 12/21/26	11,480,000		ZAR	893,178
				3,129,923
South Korea 11.2%
Korea Monetary Stabilization Bond, senior note,
1.25%, 8/02/18	107,000,000		KRW	90,185
1.33%, 10/02/18	13,730,000,000		KRW	11,579,051
Korea Treasury Bond, senior note,
2.00%, 12/10/17	6,590,000,000		KRW	5,615,228
1.50%, 6/10/19	9,710,100,000		KRW	8,205,048
2.75%, 9/10/19	895,000,000		KRW	779,888
1.25%, 12/10/19	2,725,000,000		KRW	2,283,040
2.00%, 3/10/21	73,403,200,000		KRW	62,568,631
1.375%, 9/10/21	19,675,400,000		KRW	16,326,084
				107,447,155
Sri Lanka 1.5%
Government of Sri Lanka,
10.60%, 7/01/19	797,850,000		LKR	5,235,736
10.60%, 9/15/19	159,240,000		LKR	1,044,741
8.00%, 11/01/19	31,420,000		LKR	192,248
11.20%, 7/01/22	55,890,000		LKR	359,122
A, 9.00%, 5/01/21	677,230,000		LKR	4,086,903
A, 11.00%, 8/01/21	470,110,000		LKR	3,025,634
				13,944,384
[h] Supranational 1.0%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	185,000,000		MXN	9,114,795

Ukraine 4.4%
[g] Government of Ukraine, 144A,
7.75%, 9/01/19	1,338,000			1,298,730
7.75%, 9/01/20	5,725,000			5,460,219
7.75%, 9/01/21	4,246,000			3,994,000
7.75%, 9/01/22	5,431,000			5,050,966
7.75%, 9/01/23	4,871,000			4,475,231
7.75%, 9/01/24	5,431,000			4,935,421
7.75%, 9/01/25	5,431,000			4,888,280
7.75%, 9/01/26	4,521,000			4,057,597
7.75%, 9/01/27	5,431,000			4,833,590
[i,j] VRI, GDP Linked Securities, 5/31/40	11,154,000			3,305,990
				42,300,024
Total Foreign Government and Agency Securities (Cost $748,238,397)				689,367,038

Short Term Investments 18.8%
Foreign Government and Agency Securities 6.7%
Colombia 0.1%
Colombian Tes Corto Plazo, Strip, 3/14/17 - 9/12/17	1,812,000,000		COP	568,230
Malaysia 1.6%
[k] Bank of Negara Monetary Note, 4/20/17 - 9/19/17	71,720,000		MYR	15,789,446
[k] Malaysia Treasury Bill, 1/20/17	200,000		MYR	44,606
				15,834,052
Mexico 2.4%
[k] Mexico Treasury Bill, 1/19/17 - 11/09/17	49,232,610	[l]	MXN	22,935,463
Philippines 2.6%
[k] Philippine Treasury Bill,
8/09/17	1,075,000,000		PHP	21,201,003

Templeton Global Income Fund
Statement of Investments, November 30, 2016 (unaudited) (continued)
12/07/16 - 9/27/17	188,990,000	PHP	3,775,653
			24,976,656
Total Foreign Government and Agency Securities (Cost $69,993,722)			64,314,401
Total Investments before Money Market Funds (Cost $818,232,119)			753,681,439
	Shares
Money Market Funds (Cost $116,658,552) 12.1%
United States 12.1%
[i,m] Institutional Fiduciary Trust Money Market Portfolio	116,658,552		116,658,552
Total Investments (Cost $934,890,671) 90.8%			870,339,991
Other Assets, less Liabilities 9.2%			87,686,510
Net Assets 100.0%			$958,026,501

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Principal amount is stated in 100 Mexican Peso Units.
d Principal amount of security is adjusted for inflation.
e Principal amount is stated in 100 Unidad de Inversion Units.
f The coupon rate shown represents the rate at period end.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
November 30, 2016, the aggregate value of these securities was $50,443,006, representing 5.3% of net assets.
h A supranational organization is an entity formed by two or more central governments through international treaties.
i Non-income producing.
j The principal represents the notional amount. See Note 3 regarding value recovery instruments.
k The security is traded on a discount basis with no stated coupon rate.
l Principal amount is stated in 10 Mexican Peso Units.
m See Note 6 regarding investments in affiliated management investment companies.

Templeton Global Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)
At November 30,,2016, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount *		Date	Appreciation Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	454,000	481,240		12/02/16	$ - $	(32)
Euro	GSCO	Sell	454,000	486,756		12/02/16	5,548	-
South Korean Won	HSBK	Buy	3,230,000,000	2,890,101		12/02/16	-	(147,100)
South Korean Won	HSBK	Sell	3,230,000,000	2,725,738		12/02/16	-	(17,263)
Euro	BZWS	Sell	13,525,000	14,938,227		12/05/16	600,044	-
Chilean Peso	DBAB	Buy	1,123,610,000	1,640,187		12/06/16	21,228	-
Chilean Peso	DBAB	Sell	1,123,610,000	1,664,607		12/06/16	3,192	-
Euro	HSBK	Sell	3,189,510	3,550,658		12/08/16	168,759	-
Japanese Yen	HSBK	Sell	230,100,000	2,152,479		12/09/16	139,261	-
Australian Dollar	JPHQ	Sell	8,507,000	6,054,253		12/12/16	-	(224,022)
Chilean Peso	DBAB	Buy	1,571,026,500	2,357,837		12/12/16	-	(35,890)
Chilean Peso	MSCO	Buy	3,644,905,000	5,577,513		12/12/16	-	(190,416)
Japanese Yen	CITI	Sell	496,800,000	4,680,015		12/12/16	332,463	-
Australian Dollar	JPHQ	Sell	12,551,000	9,261,571		12/13/16	-	(981)
Japanese Yen	DBAB	Sell	167,200,000	1,580,370		12/13/16	117,084	-
Japanese Yen	HSBK	Sell	505,050,000	4,769,122		12/13/16	349,071	-
Japanese Yen	JPHQ	Sell	467,930,000	4,416,788		12/13/16	321,601	-
Australian Dollar	CITI	Sell	8,460,000	6,244,495		12/14/16	1,240	-
Australian Dollar	JPHQ	Sell	4,228,000	3,026,741		12/14/16	-	(93,411)
South Korean Won	CITI	Sell	3,870,000,000	3,293,057		12/15/16	6,593	-
Australian Dollar	CITI	Sell	1,690,900	1,241,651		12/16/16	-	(6,122)
Japanese Yen	HSBK	Sell	187,120,000	1,777,693		12/16/16	139,737	-
Australian Dollar	CITI	Sell	3,408,700	2,501,338		12/20/16	-	(13,788)
South Korean Won	DBAB	Sell	5,874,000,000	4,995,833		12/20/16	7,566	-
Euro	BZWS	Sell	1,951,632	2,189,913		12/22/16	118,784	-
Euro	MSCO	Sell	905,000	1,015,125		12/23/16	54,654	-
Euro	JPHQ	Sell	3,821,732	4,299,716		12/29/16	242,241	-
Euro	HSBK	Sell	6,684,000	7,524,513		1/09/17	424,394	-
Euro	JPHQ	Sell	893,000	1,005,330		1/09/17	56,736	-
Japanese Yen	GSCO	Sell	69,178,000	590,478		1/10/17	-	(15,956)
Japanese Yen	JPHQ	Sell	557,950,000	5,140,027		1/10/17	322,035	(73,156)
Chilean Peso	JPHQ	Buy	1,128,000,000	1,679,446		1/11/17	-	(16,271)
Euro	BZWS	Sell	1,509,000	1,661,152		1/11/17	58,055	-
Euro	HSBK	Sell	3,548,865	3,987,078		1/11/17	216,916	-
Euro	MSCO	Sell	3,640,000	4,083,898		1/11/17	216,918	-
Euro	SCNY	Sell	1,325,806	1,490,206		1/11/17	81,726	-
Japanese Yen	BZWS	Sell	474,230,000	4,748,521		1/11/17	591,096	-
Chilean Peso	DBAB	Buy	806,419,000	1,199,047		1/12/17	-	(10,131)
Euro	BOFA	Sell	4,891,000	5,475,132		1/12/17	278,895	-
Euro	JPHQ	Sell	846,000	940,794		1/13/17	41,954	-
Japanese Yen	BZWS	Sell	237,550,000	2,334,748		1/13/17	252,033	-
Chilean Peso	DBAB	Buy	806,419,000	1,197,889		1/17/17	-	(9,496)
Euro	BZWS	Sell	1,760,000	1,950,133		1/17/17	79,849	-
Euro	JPHQ	Sell	17,248,000	18,686,765		1/17/17	357,986	-
Japanese Yen	CITI	Sell	94,950,000	815,399		1/17/17	-	(17,225)
Malaysian Ringgit	DBAB	Buy	142,760,000	30,603,670	EUR	1/17/17	-	(797,591)
Chilean Peso	DBAB	Buy	1,026,660,000	1,527,541		1/18/17	-	(14,718)
Chilean Peso	GSCO	Buy	521,800,000	772,911		1/18/17	-	(4,019)
Euro	GSCO	Sell	1,688,000	1,868,751		1/18/17	74,894	-
Indian Rupee	JPHQ	Buy	412,387,000	5,613,196	EUR	1/18/17	16,040	-
Indonesian Rupiah	JPHQ	Buy	111,570,000,000	11,021,436	AUD	1/19/17	22,935	-
Japanese Yen	HSBK	Sell	372,780,000	3,555,026		1/19/17	285,791	-
Japanese Yen	SCNY	Sell	219,020,000	2,090,733		1/19/17	169,955	-

Templeton Global Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)
Chilean Peso	DBAB	Buy	1,284,555,000	1,899,583		1/20/17	-	(7,075)
Euro	BZWS	Sell	905,628	998,563		1/20/17	36,049	-
Euro	JPHQ	Sell	2,459,575	2,714,461		1/23/17	100,018	-
Japanese Yen	DBAB	Sell	95,240,000	825,125		1/23/17	-	(10,271)
Malaysian Ringgit	DBAB	Buy	11,019,000	2,465,487	EUR	1/23/17	-	(174,126)
Malaysian Ringgit	JPHQ	Buy	14,167,000	3,155,585	EUR	1/23/17	-	(208,711)
Chilean Peso	DBAB	Buy	1,316,496,000	1,955,870		1/24/17	-	(16,986)
Chilean Peso	JPHQ	Buy	298,440,000	444,272		1/24/17	-	(4,742)
Japanese Yen	JPHQ	Sell	275,000,000	2,608,885		1/25/17	196,511	-
Chilean Peso	MSCO	Buy	1,535,857,500	2,327,409		1/27/17	-	(66,054)
Euro	BZWS	Sell	4,351,556	4,770,328		1/27/17	143,893	-
Euro	GSCO	Sell	1,800,000	1,975,302		1/27/17	61,600	-
Indian Rupee	DBAB	Buy	68,380,000	1,010,079		1/27/17	-	(19,246)
Japanese Yen	JPHQ	Sell	95,800,000	817,832		1/27/17	-	(22,628)
Malaysian Ringgit	DBAB	Buy	14,167,000	3,169,351	EUR	1/27/17	-	(225,709)
Chilean Peso	DBAB	Buy	2,568,642,000	3,820,394		1/30/17	-	(39,310)
Euro	CITI	Sell	4,987,740	5,468,708		1/30/17	165,165	-
Chilean Peso	DBAB	Buy	3,852,962,000	5,776,432		1/31/17	-	(105,185)
Euro	BOFA	Sell	15,982,600	17,531,314		1/31/17	536,020	-
Euro	GSCO	Sell	6,683,000	7,325,303		1/31/17	218,853	-
Indian Rupee	HSBK	Buy	869,744,000	11,754,647	EUR	1/31/17	97,997	-
Japanese Yen	HSBK	Sell	817,266,455	6,979,218		1/31/17	-	(191,916)
South Korean Won	HSBK	Sell	35,000,000,000	30,826,141		1/31/17	1,111,259	-
Euro	JPHQ	Sell	33,330	36,577		2/01/17	1,134	-
Chilean Peso	JPHQ	Buy	510,998,000	777,349		2/06/17	-	(25,501)
Chilean Peso	MSCO	Buy	4,416,626,000	6,714,238		2/06/17	-	(215,916)
Chilean Peso	DBAB	Buy	2,719,981,000	4,143,155		2/08/17	-	(141,692)
Euro	BZWS	Sell	4,094,000	4,639,014		2/08/17	284,088	-
Chilean Peso	DBAB	Buy	584,343,000	885,502		2/09/17	-	(25,911)
Euro	CITI	Sell	8,393,000	9,514,431		2/09/17	586,124	-
Japanese Yen	CITI	Sell	152,232,000	1,320,312		2/09/17	-	(15,910)
Euro	HSBK	Sell	7,662,000	8,621,589		2/10/17	470,549	-
Japanese Yen	CITI	Sell	613,483,000	6,028,191		2/10/17	643,118	-
Euro	BZWS	Sell	23,553,000	26,989,383		2/13/17	1,929,791	-
Euro	GSCO	Sell	1,183,000	1,346,964		2/13/17	88,292	-
Euro	CITI	Sell	4,817,000	5,316,764		2/14/17	191,416	-
Euro	GSCO	Sell	560,000	617,428		2/14/17	21,581	-
Euro	JPHQ	Sell	2,765,652	3,048,910		2/14/17	106,222	-
Euro	SCNY	Sell	3,955,000	4,330,330		2/14/17	122,160	-
Chilean Peso	MSCO	Buy	1,625,385,000	2,453,411		2/15/17	-	(63,360)
Australian Dollar	JPHQ	Sell	15,958,000	11,989,884		2/16/17	231,193	-
Euro	GSCO	Sell	6,210,000	7,081,698		2/16/17	473,603	-
Euro	SCNY	Sell	6,873,000	7,831,302		2/16/17	517,706	-
Japanese Yen	GSCO	Sell	195,642,140	1,742,868		2/16/17	25,155	-
Japanese Yen	JPHQ	Sell	100,450,000	993,242		2/16/17	111,304	-
Chilean Peso	DBAB	Buy	2,138,616,500	3,168,321		2/17/17	-	(24,005)
Euro	MSCO	Sell	1,228,000	1,322,900		2/17/17	16,121	-
Chilean Peso	JPHQ	Buy	329,492,989	484,157		2/21/17	154	-
Euro	UBSW	Sell	9,844,000	10,610,651		2/21/17	133,308	-
Indonesian Rupiah	JPHQ	Buy	34,485,000,000	3,374,266	AUD	2/21/17	11,407	-
South Korean Won	CITI	Sell	16,347,000,000	14,007,712		2/21/17	128,670	-
Chilean Peso	JPHQ	Buy	333,447,011	490,724		2/22/17	-	(634)
Euro	BZWS	Sell	1,403,000	1,576,060		2/22/17	82,729	-
Euro	JPHQ	Sell	5,056,324	5,387,008		2/22/17	5,135	-
Euro	JPHQ	Sell	11,085,000	11,840,997		2/23/17	41,780	-
Euro	UBSW	Sell	370,478	395,680		2/23/17	1,332	-
Mexican Peso	HSBK	Buy	21,920,000	1,179,224		2/23/17	-	(125,513)
Chilean Peso	DBAB	Buy	2,982,950,000	4,387,336		2/27/17	-	(4,544)
Chilean Peso	MSCO	Buy	1,535,857,500	2,265,611		2/27/17	-	(9,004)
Euro	BOFA	Sell	1,464,790	1,561,481		2/27/17	2,040	-

Templeton Global Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)
Euro	SCNY	Sell	8,685,912	9,262,309		2/27/17	15,140	-
Japanese Yen	HSBK	Sell	796,744,000	7,194,638		2/27/17	196,403	-
Malaysian Ringgit	JPHQ	Buy	118,779,709	25,021,294	EUR	2/27/17	-	(342,913)
Mexican Peso	CITI	Buy	62,000,000	3,291,919		2/27/17	-	(312,945)
Chilean Peso	CITI	Buy	515,662,000	754,123		2/28/17	3,479	-
Chilean Peso	DBAB	Buy	2,398,605,000	3,507,502		2/28/17	16,490	-
Euro	BOFA	Sell	1,471,272	1,640,586		2/28/17	74,176	-
Indian Rupee	DBAB	Buy	1,151,765,600	15,659,308	EUR	2/28/17	-	(36,849)
Japanese Yen	BZWS	Sell	726,500,000	7,164,906		2/28/17	783,420	-
Japanese Yen	JPHQ	Sell	304,127,000	2,999,576		2/28/17	328,162	-
Malaysian Ringgit	DBAB	Buy	71,195,440	15,390,946	EUR	2/28/17	-	(626,259)
Mexican Peso	MSCO	Buy	117,000,000	6,279,014		3/01/17	-	(658,867)
Euro	GSCO	Sell	454,000	483,424		3/02/17	18	-
Japanese Yen	JPHQ	Sell	416,700,000	3,738,091		3/03/17	77,290	-
Chilean Peso	DBAB	Buy	1,123,610,000	1,653,584		3/06/17	-	(3,520)
Japanese Yen	HSBK	Sell	196,900,000	1,753,339		3/06/17	23,265	-
Japanese Yen	BZWS	Sell	192,016,500	1,908,988		3/09/17	221,565	-
Mexican Peso	HSBK	Buy	82,460,700	4,474,993		3/10/17	-	(519,032)
Australian Dollar	CITI	Sell	8,404,000	6,422,085		3/13/17	233,045	-
Australian Dollar	JPHQ	Sell	8,540,000	6,225,660		3/17/17	-	(62,971)
South Korean Won	CITI	Sell	5,158,000,000	4,708,567		3/20/17	328,631	-
Japanese Yen	BZWS	Sell	132,990,000	1,307,413		3/21/17	137,993	-
Japanese Yen	CITI	Sell	220,552,000	2,183,791		3/23/17	244,216	-
Japanese Yen	MSCO	Sell	311,200,000	3,081,859		3/23/17	345,109	-
Japanese Yen	BZWS	Sell	125,158,380	1,239,308		3/24/17	138,586	-
South Korean Won	HSBK	Sell	10,258,000,000	9,161,792		3/27/17	450,751	-
South Korean Won	HSBK	Sell	10,307,000,000	9,303,606		3/28/17	550,894	-
Japanese Yen	JPHQ	Sell	130,931,000	1,169,069		3/31/17	17,167	-
Australian Dollar	GSCO	Sell	26,618,090	20,373,220		4/06/17	781,148	-
Japanese Yen	JPHQ	Sell	278,975,000	2,730,859		4/07/17	275,622	-
Mexican Peso	CITI	Buy	21,365,740	1,169,431		4/07/17	-	(148,502)
Japanese Yen	HSBK	Sell	555,000,000	5,397,389		4/11/17	511,881	-
Japanese Yen	BZWS	Sell	281,000,000	2,732,639		4/13/17	258,823	-
Japanese Yen	CITI	Sell	146,000,000	1,372,180		4/13/17	86,852	-
Japanese Yen	DBAB	Sell	277,200,000	2,697,311		4/13/17	256,949	-
Japanese Yen	BZWS	Sell	146,100,000	1,416,886		4/24/17	129,954	-
Mexican Peso	DBAB	Buy	62,150,960	3,273,688		4/24/17	-	(311,038)
South Korean Won	HSBK	Sell	13,696,000,000	12,015,616		4/25/17	382,719	-
South Korean Won	HSBK	Sell	3,816,000,000	3,329,988		4/26/17	88,791	-
South Korean Won	HSBK	Sell	4,601,000,000	4,017,814		5/02/17	109,700	-
Japanese Yen	GSCO	Sell	203,561,000	1,964,780		5/15/17	169,773	-
Japanese Yen	HSBK	Sell	286,780,000	2,768,414		5/15/17	239,580	-
Japanese Yen	SCNY	Sell	152,158,000	1,475,407		5/15/17	133,673	-
South Korean Won	CITI	Sell	5,173,000,000	4,515,144		5/15/17	120,775	-
Japanese Yen	MSCO	Sell	245,000,000	2,278,815		5/16/17	118,288	-
Japanese Yen	SCNY	Sell	103,657,300	965,511		5/16/17	51,411	-
South Korean Won	CITI	Sell	4,268,000,000	3,711,950		5/16/17	86,338	-
Japanese Yen	BOFA	Sell	705,633,500	6,581,174		5/18/17	357,922	-
Japanese Yen	CITI	Sell	2,262,483,100	20,951,303		5/18/17	997,598	-
South Korean Won	HSBK	Sell	7,321,000,000	6,255,661		5/18/17	36,478	-
Japanese Yen	BOFA	Sell	704,526,000	6,544,598		5/19/17	330,796	-
Japanese Yen	HSBK	Sell	707,007,200	6,567,647		5/19/17	331,961	-
Japanese Yen	BOFA	Sell	706,440,000	6,537,757		5/22/17	306,117	-
Japanese Yen	JPHQ	Sell	532,106,000	4,940,127		5/22/17	246,320	-
South Korean Won	DBAB	Sell	5,870,000,000	4,999,276		5/22/17	12,579	-
Japanese Yen	BOFA	Sell	860,890,000	7,828,265		5/25/17	233,026	-
Japanese Yen	HSBK	Sell	154,574,000	1,410,218		5/25/17	46,482	-
Mexican Peso	JPHQ	Buy	39,025,000	2,049,579		5/30/17	-	(198,740)
Japanese Yen	CITI	Sell	153,700,000	1,455,989		6/08/17	98,921	-
Japanese Yen	CITI	Sell	230,997,000	2,215,607		6/16/17	175,139	-

Templeton Global Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	197,300,000	1,891,595		6/16/17	148,783	-
Japanese Yen	DBAB	Sell	186,830,000	1,788,925		6/19/17	138,319	-
Japanese Yen	CITI	Sell	207,460,000	2,021,289		6/20/17	188,316	-
Japanese Yen	DBAB	Sell	187,160,000	1,818,500		6/22/17	164,698	-
Japanese Yen	JPHQ	Sell	154,420,000	1,509,187		7/14/17	142,989	-
Malaysian Ringgit	DBAB	Buy	9,759,000	2,166,837	EUR	7/20/17	-	(181,947)
Japanese Yen	CITI	Sell	178,564,000	1,710,219		7/25/17	129,430	-
Japanese Yen	DBAB	Sell	631,276,974	6,080,846		7/31/17	490,388	-
Japanese Yen	DBAB	Sell	687,444,000	6,960,753		8/18/17	866,688	-
Japanese Yen	HSBK	Sell	1,286,140,000	13,044,016		8/22/17	1,640,038	-
Japanese Yen	JPHQ	Sell	926,943,000	9,401,664		8/22/17	1,182,622	-
Japanese Yen	BZWS	Sell	307,053,000	3,108,721		8/24/17	385,827	-
Japanese Yen	DBAB	Sell	303,441,000	3,076,621		8/24/17	385,758	-
Japanese Yen	JPHQ	Sell	800,079,000	8,098,580		8/28/17	1,002,011	-
Japanese Yen	DBAB	Sell	509,728,000	5,172,724		8/30/17	651,012	-
Japanese Yen	JPHQ	Sell	450,908,000	4,566,619		8/30/17	566,690	-
Japanese Yen	HSBK	Sell	980,688,000	9,738,709		9/01/17	1,038,211	-
Japanese Yen	JPHQ	Sell	278,975,000	2,755,989		10/10/17	275,528	-
Mexican Peso	DBAB	Buy	67,596,340	3,489,384		10/23/17	-	(352,541)
Mexican Peso	CITI	Buy	21,771,590	1,126,311		10/24/17	-	(116,147)
Japanese Yen	CITI	Sell	104,080,747	1,014,175		11/09/17	87,190	-
Japanese Yen	CITI	Sell	335,732,000	3,272,944		11/14/17	281,934	-
Japanese Yen	JPHQ	Sell	102,242,000	998,442		11/14/17	87,577	-
Japanese Yen	CITI	Sell	152,157,000	1,436,514		11/16/17	80,806	-
Japanese Yen	DBAB	Sell	592,373,000	5,522,056		11/21/17	242,564	-
Mexican Peso	CITI	Buy	245,000,000	11,425,747		11/24/17	-	(113,325)
Japanese Yen	SCNY	Sell	696,345,000	6,391,711		11/27/17	183,470	-
Total Forw ard Exchange Contracts							$36,593,016	$(7,417,133)
Net unrealized appreciation (depreciation)							$29,175,883

aMay be comprised of multiple contracts w ith the same counterparty, currency and settlement date.

*	In U.S. dollars unless otherw ise indicated.

Templeton Global Income Fund

Statement of Investments, November 30, 2016 (unaudited) (continued)
At November 30, 2016, the Fund had the follow ing interest rate sw ap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
			Notional	Expiration Unrealized		Unrealized
Description		Exchange	Amount	Date Appreciation Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.914%		LCH $	35,260,000	1/22/25	$330,107	$-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.970%		LCH	44,070,000	1/23/25	225,635	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.973%		LCH	26,010,000	1/27/25	128,571	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.937%		LCH	6,500,000	1/29/25	50,891	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.942%		LCH	5,500,000	1/30/25	41,901	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.817%		LCH	8,680,000	2/03/25	153,136	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.978%		LCH	800,000	3/27/25	7,447	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 1.985%		LCH	800,000	3/27/25	6,981	-
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.449%		LCH	6,340,000	7/02/25	-	(211,863)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.310%		LCH	16,220,000	7/29/25	-	(332,972)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.752%		LCH	23,960,000	7/29/45	-	(1,541,461)
Receive Floating rate 3-month USD BBA LIBOR Pay Fixed rate 2.378%		LCH	56,100,000	11/18/46	1,468,089	-
Total Interest Rate Sw ap Contracts					$2,412,758	$(2,086,296)
	Net unrealized appreciation (depreciation)				$326,462

ABBREVIATIONS

Counterparty/Exchange
BOFA	Bank of America Corp.
BZWS	Barclays Bank PLC
CITI	Citigroup, N.A.
DBAB	Deutsche Bank AG
GSCO	Goldman Sachs Group, Inc.
HSBK	HSBC Bank PLC
JPHQ	JPMorgan Chase N.A.
LCH	London Clearing House
MSCO	Morgan Stanley and Co. Inc.
SCNY	Standard Chartered Bank
UBSW	UBS AG

Currency

AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
EUR Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
EUR Euro
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Phillipine Peso
PLN	Polish Zloty
ZAR	South African Rand

Selected Portfolio

BBA	British Bankers Association
FRN	Floating Rate Note
GDP	Gross Domestic Product
LIBOR	London Interbank Offered Rate
VRI	Value Recovery Instruments

Templeton Global Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

As approved by the Fund’s Board of Trustees (the Board) at a meeting held on July 13, 2016, the Fund’s fiscal year-end will be changed to December 31st. As a result, the Fund will experience a shortened fiscal year covering the transitional period between the Fund’s current fiscal year end and December 31, 2016.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Board, the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund's investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

At November 30, 2016, the Fund received $8,611,085 in United Kingdom Treasury Bonds and U.S. Treasury Bonds and Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

4. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$945,692,504

Unrealized appreciation	$15,412,121
Unrealized depreciation	(90,764,634)
Net unrealized appreciation (depreciation)	$(75,352,513)

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of Affiliated Fund
	Number of Shares			Number of Shares	Value at				Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of		Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period		Income	Gain (Loss)	Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	113,186,351	102,909,767	(99,437,566)	116,658,552	$116,658,552	$	- $	-	0.8%

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$753,681,439	$		- $	753,681,439
Short Term Investments	116,658,552					116,658,552
Total Investments in Securities	$116,658,552	$753,681,439	$		- $	870,339,991

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$36,593,016	$		- $	36,593,016
Sw ap Contracts	-	2,412,758			-	2,412,758
Total Other Financial Instruments	$-	$39,005,774	$		- $	39,005,774

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$7,417,133	$		- $	7,417,133
Sw ap Contracts	-	2,086,296				2,086,296
Total Other Financial Instruments	$-	$9,503,429	$		- $	9,503,429

[a]For detailed categories, see the accompanying Statement of Investments.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure other than what has already been disclosed.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date February 27, 2017

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date February 27, 2017